Cover	Jan. 30, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2024
Entity File Number	000-56549
Entity Registrant Name	TOFLA MEGALINE INC.
Entity Central Index Key	0001885849
Entity Tax Identification Number	37-1911358
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o Boca Jom LLC – 1236 N Fairfax
Entity Address, City or Town	West Hollywood
Entity Address, Country	CA
Entity Address, Postal Zip Code	90046
City Area Code	(323)
Local Phone Number	822-1750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Blvd Porta Trento 122 CP
Entity Address, Address Line Two	Blvd Porta Fontana. C.P. Leon
Entity Address, City or Town	Guanajuato
Entity Address, Country	MX
Entity Address, Postal Zip Code	37134